SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of reconciliation for respective periods

		General and
		Administrative
(in thousands)	Cost of Sales	Expenses
For the year ended December 31, 2021
Computed under previous method	$33,768	$66,362
Change in presentation	(4,724)	4,724
As reported	$29,044	$71,086

For the period from January 16, 2020 through December 31, 2020
Previously reported	$26,053	$30,682
Change in presentation	(3,406)	3,406
As adjusted	$22,647	$34,088

For the period from January 1, 2020 through January 15, 2020
Previously reported	$1,136	$1,084
Change in presentation	(163)	163
As adjusted	$973	$1,247

Schedule of useful lives of intangible assets

Trade name	15-20 years
Host relationships	12 years
Customer relationships	4-5 years
Developed technology	10-15 years
User base	4 years